Investment Strategy - TrueShares Seasonality Laddered Buffered ETF	Jul. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by using a fund-of-funds approach. The Fund’s investment adviser, TrueMark Investments, LLC, invests in a portfolio of ETFs with returns (before fees and expenses) linked to a broad-based securities market price index representing 500 U.S. predominantly large capitalization companies (the “Index”) and ETFs with an investment strategy significantly exposed to securities or indexes that are representative of U.S. large capitalization companies. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of investment. As of November 29, 2024, a significant portion of the Index is represented by securities of companies in the technology sector. The components of the Index are likely to change over time. The Index-linked ETFs employ a buffered strategy and the other ETFs employ a general hedging strategy.

Buffered refers to a strategy that uses options to seek to mitigate losses. The Buffered ETFs (defined below) selected by the adviser employ a “buffer protect” options strategy that uses options on the Index or an ETF that seeks to track the performance of the Index to seek to achieve exposure to the upside performance of the Index over a 12-month period (an “Investment Period”) (before fees and expenses) while seeking to protect against the first 8% to 12% of Index losses (before fees and expenses) over the duration of the Investment Period. However, the Buffered ETFs will bear all Index losses exceeding their respective buffer. The buffer is designed to provide the stated protection only if shares of a Buffered ETF are purchased on the first day of an Investment Period (an “Initial Investment Day”) and held until the last day of the Investment Period. The Buffered ETFs’ performance during an Investment Period may not provide the protection of the buffer. At the conclusion of each one-year Investment Period, a new one-year Investment Period begins and the buffer is reset. Due to the fees and expenses of the Buffered ETFs, and partially due to the cost of the options used by the Buffered ETFs, a Buffered ETF’s performance is expected to be less than that of the Index, and could be substantially less. Each Buffered ETF also invests in U.S. Treasury bills or money market funds that invest in U.S. Treasury bills, which contributes income and partial principal protection to each Buffered ETF’s return profile. Unlike the Buffered ETFs, the Fund itself does not pursue a buffered strategy. The buffer is only provided by the Buffered ETFs and the Fund itself does not provide any stated buffer against losses.

Laddered in the Fund’s name refers to the adviser’s selection of a portfolio of the Buffered ETFs that, in total, represent a reset in each of the 12 months, January through December. The adviser believes this time ladder approach will help reduce the risk of single-month unfavorable outcomes. It creates diversification of investment time periods compared to the risk of acquiring or disposing of any one Buffered ETF at any one time, which mitigates the risk of failing to benefit from the buffer of a single Buffered ETF due to the timing of investment in such Buffered ETF. Depending on when the Fund acquires shares of a Buffered ETF, even with a laddered approach, the buffer of a Buffered ETF may be exhausted and the Fund may receive no benefit from the buffer unless the Fund acquires shares of the Buffered ETF on an Initial Investment Day. The Fund does not typically buy shares on the Initial Investment Day nor sell shares at the end of an Investment Period. Because of the timing of the Fund’s purchases and sales of the Buffered ETFs, the Fund will likely not receive the full benefit of the Buffered ETFs’ buffers.

The hedging ETFs, including the TrueShares Quarterly Bull Hedge ETF (the “Bull ETF”), the TrueShares Quarterly Bear Hedge ETF (the “Bear ETF”), and TrueShares Equity Hedge ETF (the “Equity Hedge ETF”) selected by the adviser employ general hedging strategies to protect against market losses. Specifically, the Hedged ETFs invest in fixed-income securities and options and/or swaps to mitigate the risk posed by a decline in U.S. equity markets while maintaining the potential to create positive returns in the event of a rise or decline in U.S. equity markets. Each Hedged ETF seeks to achieve its goals by investing substantially all its assets in a portfolio of high quality fixed-income income debt securities combined with an investment in call or put options on securities or indexes that are representative of U.S. large capitalization companies. The Hedge ETFs may obtain exposure their options strategy through a total return swap. The Bull ETF and the Bear ETF are designed to provide protection of at least 98% of principal on a quarter-to-quarter basis, whereas the Equity Hedge ETF is not designed to provide a specified level of protection. The Hedged ETFs and Buffered ETFs are each an “Underlying ETF.”

The adviser adjusts the Fund’s portfolio monthly based upon its proprietary historical seasonality ratings scale, which incorporates the historical monthly performance tendencies of U.S. large cap equities beginning in 1927. This rating scale assigns each month an expected performance rank from 1 to 12. Based on a month’s expected performance, the adviser will adjust the Fund’s portfolio among the 14 constituent Underlying ETFs. The adviser considers the amount of equity upside each Underlying ETF is expected to capture in an attempt to optimize the expected gains of the Fund’s portfolio as a whole. For example, an Underlying ETF that had its buffer set when U.S. large cap equity prices were higher, would tend to rise less than U.S. large cap equity prices in general. That is, it would have less than one-for-one “upside sensitivity” to U.S. large cap equity prices. Each month, the adviser evaluates the upside sensitivity of each Underlying ETF and maximizes exposure for months with the highest expected performance rank, subject to certain minimum and maximum limits on each Underlying ETF. The Fund invests between 4.0% and 12.5% in each Buffered ETF and between 2.5% and 11.25% in each Hedged ETF. The Fund intends only to acquire shares of Underlying ETFs in the secondary market.

The adviser believes that the Fund’s link to the Index will support the capital appreciation aspect of the Fund’s investment objective in rising markets, while the buffered and hedged dimension will support the lower volatility aspect of the Fund’s investment objective.

The buffered ETFs in which the Fund typically invests are the TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (May) ETF, TrueShares Structured Outcome (June) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF, and TrueShares Structured Outcome (December) ETF (each a “Buffered ETF” and collectively, the “Buffered ETFs”). The hedging ETFs in which the Fund typically invests are the Bull ETF, the Bear ETF, and the Equity Hedge ETF (collectively, the “Hedged ETFs”). The adviser to the Fund also serves as the investment adviser to the Buffered ETFs and Hedged ETFs. The Fund may invest in other ETFs advised by the adviser that employ investment strategies similar to those of the Buffered ETFs and/or Hedged ETFs.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

The Fund may engage in frequent trading of the Underlying ETFs’ shares.